PENSIONS	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
PENSIONS

24.	PENSIONS

Defined contribution scheme
We operate a defined contribution scheme. The pension cost for the period represents contributions payable by us to the scheme. The charge to net income for the years ended December 31, 2018, 2017 and 2016 was $1.9 million, $1.7 million and $1.3 million, respectively.

Defined benefit schemes
We have two defined benefit pension plans both of which are closed to new entrants but still cover certain of our employees. Benefits are based on the employee's years of service and compensation. Net periodic pension plan costs are determined using the Projected Unit Credit Cost method. Our plans are funded by us in conformity with the funding requirements of the applicable government regulations. Plan assets consist of both fixed income and equity funds managed by professional fund managers.

We use December 31 as a measurement date for our pension plans.

The components of net periodic benefit costs are as follows:

(in thousands of $)	2018	2017	2016
Service cost	250	313	302
Interest cost	1,687	1,901	2,051
Expected return on plan assets	(926)	(843)	(806)
Recognized actuarial loss	1,392	1,182	1,060
Net periodic benefit cost	2,403	2,553	2,607

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension benefit cost during the year ended December 31, 2018 is $1.4 million (2017: $1.2 million).

The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2018	2017
Reconciliation of benefit obligation:
Benefit obligation at January 1	51,171	50,376
Service cost	250	313
Interest cost	1,687	1,901
Actuarial (gain)/ loss	(3,265)	873
Foreign currency exchange rate changes	(599)	1,008
Benefit payments	(3,151)	(3,300)
Benefit obligation at December 31	46,093	51,171

The accumulated benefit obligation at December 31, 2018 and 2017 was $45.3 million and $50.2 million, respectively.

(in thousands of $)	2018	2017
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	13,634	12,503
Actual (loss)/ return on plan assets	(249)	1,039
Employer contributions	3,617	2,316
Foreign currency exchange rate changes	(730)	1,076
Benefit payments	(3,151)	(3,300)
Fair value of plan assets at December 31	13,121	13,634

(in thousands of $)	2018	2017
Projected benefit obligation	(46,093)	(51,171)
Fair value of plan assets	13,121	13,634
Unfunded status (1)	(32,972)	(37,537)

Employer contributions and benefits paid under the pension plans include $3.6 million (2017: $2.3 million) paid from employer assets for the year ended December 31, 2018.

(1) Our plan comprises two schemes. The details of these schemes are as follows:

	December 31, 2018			December 31, 2017
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(9,818)	(36,275)	(46,093)	(11,654)	(39,517)	(51,171)
Fair value of plan assets	12,291	830	13,121	12,968	666	13,634
Funded (unfunded) status at end of year	2,473	(35,445)	(32,972)	1,314	(38,851)	(37,537)

The fair value of our plan assets, by category, as of December 31, 2018 and 2017 were as follows:

(in thousands of $)	2018	2017
Equity securities	12,291	9,921
Debt securities	—	3,047
Cash	830	666
	13,121	13,634

The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2018	2017
Net actuarial loss (see note 26)	9,218	12,799

The actuarial loss recognized in other comprehensive income is net of tax of $0.4 million, $0.3 million, and $0.0 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The asset allocation for our Marine scheme at December 31, 2018 and 2017, by asset category are as follows:

Marine scheme	2018 (%)	2017 (%)
Cash	100	10,000
Total	100	100

The asset allocation for our UK scheme at December 31, 2018 and 2017, by asset category are as follows:

UK scheme	2018 (%)	2017 (%)
Equity	100	76.5
Bonds	—	23.5
Total	100	100

Our investment strategy is to balance risk and reward through the selection of professional investment managers and investing in pooled funds.

We are expected to make the following contributions to the schemes during the year ended December 31, 2019, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	510	2,900

We are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2019	330	3,000
2020	410	3,000
2021	535	3,000
2022	355	3,000
2023	370	3,000
2024 - 2028	2,310	12,500

The weighted average assumptions used to determine the benefit obligation for our plans for the years ended December 31 are as follows:

	2018	2017
Discount rate	3.90%	3.40%
Rate of compensation increase	2.20%	2.32%

The weighted average assumptions used to determine the net periodic benefit cost for our plans for the years ended December 31 are as follows:

	2018	2017
Discount rate	3.40%	3.87%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.32%	2.38%

The overall expected long-term rate of return on assets assumption used to determine the net periodic benefit cost for our plans for the years ended December 31, 2018 and 2017 is based on the weighted average of various returns on assets using the asset allocation as at the beginning of 2018 and 2017. For equities and other asset classes, we have applied an equity risk premium over ten year governmental bonds.